14. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

Net deferred tax liabilities consist of the following components as of December 31, 2018 and 2017:

	2018	2017
Deferred tax assets:
NOL Carryover	$8,278,500	$6,406,000
Bad Debt Reserve	–	31,000
Inventory Reserve	7,300	7,300
Deferred Rent	10,600	–
Accrued Compensated Absences	37,100	46,100
Charitable Contributions	6,900	3,500
Subtotal	8,340,400	6,493,900
Valuation Allowance	(7,619,300)	(6,458,800)
Deferred tax liabilities:
Convertible Notes	(658,800)	–
Depreciation and Amortization	(49,100)	(16,500)
Prepaid Expenses	(13,200)	(18,600)
Net Deferred Tax Asset	$–	$–

Schedule of effective income tax rate reconciliation
	2018	2017
Income Tax Expense Computed at the Statutory Federal Rate	$(1,890,800)	$(1,669,000)
State Income Taxes, Net of Federal Tax Effect	(506,700)	–
Meals and Entertainment	5,200	10,600
Stock Options	(3,500)	225,700
Intangible Assets	365,400	–
Tax Cut and Job Act Impact	–	2,809,700
Other	21,400	1,600
Valuation Allowance	2,009,000	(1,378,600)
	$–	$–